Stock Grants	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stock Grants

NOTE 10 – STOCK GRANTS

Director stock grants

During the six-months ended June 30, 2019 and 2018, the Company granted its independent directors an aggregate of 1,043,858 and 469,274, respectively, shares of restricted common stock in the Company. These shares were fully vested upon issuance. The increase in number of shares issued was due to the expansion of the Board of Directors by two members in June 2018. The expense recognized for these grants based on the grant date fair value was $175,000 and $112,500 for the six-months ended June 30, 2019 and 2018, respectively.

Consultant stock grants

On April 10, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.23 per share. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on April 1, 2017. The Company recognized $0 and $5,750 in stock-based compensation related to this grant during the six-months ended June 30, 2019 and 2018, respectively.

On August 8, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.175 per share. These shares were subject to a risk of forfeiture and vested 25% upon grant and quarterly in arrears thereafter commencing on September 1, 2017. The Company recognized $0 and $4,375 in stock-based compensation related to this grant during the six-months ended June 30, 2019 and 2018, respectively.

On December 31, 2018, the Company granted consultants 112,500 shares of restricted common stock valued at $0.20 per share. These shares were fully vested upon issuance. The Company recognized $22,500 in stock-based compensation related to these grants during the year ended December 31, 2018.

On March 31, 2019, the Company granted consultants 37,500 shares of restricted common stock valued at $0.17 per share. On June 30, 2019, the Company granted consultants 37,500 shares of restricted common stock valued at $0.125 per share. These shares were fully vested upon issuance. The Company recognized $11,062 in stock-based compensation related to these grants during the six-months ended June 30, 2019.

NOTE 8 – STOCK GRANTS

Director stock grants

During 2018 and 2017, the Company granted its independent directors an aggregate of 1,344,274 and 793,025, respectively, shares of restricted common stock in the Company. These shares were fully vested upon issuance. The increase in number of shares issued was due to the expansion of the Board of Directors by two members in June 2018. The expense recognized for these grants based on the grant date fair value was $287,500 and $150,000 for the years ended December 31, 2018 and 2017, respectively.

Consultant stock grants

On April 10, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.23 per share. These shares are subject to a risk of forfeiture and vest quarterly in arrears commencing on April 1, 2017. The Company recognized $17,250 in stock-based compensation related to this grant during the year ended December 31, 2017.

On August 8, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.175 per share. These shares are subject to a risk of forfeiture and vest 25% upon grant and quarterly in arrears thereafter commencing on September 1, 2017. The Company recognized $10,125 and $13,125 in stock-based compensation related to this grant during the years ended December 31, 2018 and 2017.

On December 31, 2018, the Company granted consultants 112,500 shares of restricted common stock valued at $0.20 per share. These shares were fully vested upon issuance. The Company recognized $22,500 in stock-based compensation related to these grants during the year ended December 31, 2018.